Share-based Compensation - Summary of DSUs and PSUs Issued and Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	1,943,000	1,323,000
Granted	385,000	620,000
Outstanding at ending balance	2,328,000	1,943,000
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	1,219,000	1,707,000
Granted	400,000	400,000
Settled	(409,000)	(888,000)
Outstanding at ending balance	1,210,000	1,219,000